Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 26,674	$ 29,653
Restricted deposit	241	23
Trade receivables, net		9
Other accounts receivable and prepaid expenses	393	543
Inventories	714	1,430
Total current assets	28,022	31,658
Non-current assets:
Restricted deposit	57	188
Operating lease right-of-use assets	3,070	2,711
Property and equipment, net	2,789	2,966
Intangible assets, net	188	245
Total non-current assets	6,104	6,110
Total assets	34,126	37,768
Current liabilities:
Trade payables	980	1,133
Operating lease liabilities	624	529
Accrued liabilities and other payables	1,647	1,443
Total current liabilities	3,251	3,105
Non-current liabilities:
Operating lease liabilities	2,535	2,382
Total non-current liabilities	2,535	2,382
Total liabilities	5,786	5,487
Commitments and contingencies
Shareholders’ Equity:
Ordinary shares, NIS 1.5 par value - authorized: 30,000,000 ordinary shares as of December 31, 2023 and , 2022; issued and outstanding: 11,452,672 and 11,186,481 ordinary shares as of December 31, 2023 and 2022, respectively	4,982	4,873
Additional paid in capital	121,068	118,099
Accumulated other comprehensive loss	(969)	(969)
Accumulated deficit	(96,741)	(89,722)
Total shareholders’ equity	28,340	32,281
Total liabilities and shareholders’ equity	$ 34,126	$ 37,768